Related Parties (Details) - USD ($) $ in Thousands			7 Months Ended	9 Months Ended	12 Months Ended
	Aug. 23, 2023	Apr. 05, 2019	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 15, 2022
Related Parties [Line Items]
Service fee to manager		$ 62,500
Management fees					$ 300	$ 300
Interest rate				1.60%	1.60%
Net of hold backs					$ 255,900	177,800
Deposits at DMI total					25,000
Vendor rebates amount					5,800
Vendor rebate deposits			$ 12,200		25,000	12,200
Vendor rebates receivable			5,800			$ 5,800
Total rent paid			600		1,000
Total rent expense			$ 400	$ 800	700
Expense to improve the building							$ 1,200
Total lease amount due				$ 1,200	$ 1,200
Payment of taxes and insurance	$ 100,000,000
Total purchases				65.00%	69.00%	72.00%
Vendor deposits at DMI totaled				$ 30,800